UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2013

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:       Tiedemann Wealth Management Holdings, LLC
Address:    520 Madison Avenue, 26th Floor
            New York, New York 10022

Form 13F File Number:          28-13689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Kevin Moran
Title:   General Counsel
Phone:   212-396-5910

Signature, Place, and Date of Signing:


/s/ Kevin Moran   New York, New York  5/9/13
---------------   ------------------  ------
   (Signature)       (City, State)    (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ---------------------------------
1.   28-13688                 Tiedemann Wealth Management, LLC
2.   28-12765                 Tiedemann Trust Company